Note 9 - Leases (Details) - Sales-Type Leases - JPY (¥) ¥ in Thousands		Mar. 31, 2015	Mar. 31, 2014
Sales-Type Leases [Abstract]
2016		¥ 715,357
2017		348,041
2018		254,580
2019		147,406
2020		23,272
Total minimum lease payments to be received*	[1]	1,488,656	¥ 1,434,815
Less unearned income		(24,278)	(22,364)
Net investment in sales-type leases		1,464,378	1,412,451
Less current portion		(702,219)	(659,677)
Non-current net investment in sales-type leases		¥ 762,159	¥ 752,774

[1]	Estimated executory costs, including profit thereon, of 268,598 thousand and 345,698 thousand were excluded from total minimum lease payments to be received as of March 31, 2014 and 2015, respectively.